PROBABILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.3%
	EQUITY - 61.3%
19,610	Direxion Daily S&P 500 Bull 3X	$ 2,097,878
12,710	Invesco QQQ Trust Series 1	4,549,672
30,100	ProShares UltraPro Dow30	2,069,977
17,260	ProShares UltraPro QQQ	2,150,078
13,460	SPDR Dow Jones Industrial Average ETF Trust	4,553,383
11,540	Vanguard S&P 500 ETF	4,551,376
		19,972,364

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,915,299)	19,972,364

	TOTAL INVESTMENTS - 61.3% (Cost $18,915,299)	$ 19,972,364
	OTHER ASSETS IN EXCESS OF LIABILITIES- 38.7%	12,609,015
	NET ASSETS - 100.0%	$ 32,581,379

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt